SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

	Generics		Specialty
	Three months ended March 31,		Three months ended March 31,
	2014	2013	2014	2013
	U.S.$ in millions		U.S.$ in millions

Revenues	$2,398	$2,328	$2,114	$2,052
Gross profit	1,042	951	1,843	1,786
R&D expenses	124	108	227	201
S&M expenses	419	461	499	453
Segment profitability	$499	$382	$1,117	$1,132

	Three months ended
	March 31,
	2014	2013
	U.S.$ in millions

Generic medicine profitability	$499	$382
Specialty medicine profitability	1,117	1,132
Total segment profitability	1,616	1,514
Profitability of other activities	51	43
Total profitability	1,667	1,557
Amounts not allocated to segments:
Amortization	285	279
General and administrative expenses	302	307
Legal settlements and loss contingencies	29	27
Impairments, restructuring and others	57	58
Other unallocated amounts	22	12

Consolidated operating income	972	874
Financial expenses - net	81	175
Consolidated income before income taxes	$891	$699

Segment revenues by geographic area:
	Three months ended March 31,
	2014	2013
	U.S.$ in millions
Generic Medicines
United States	$1,048	$893
Europe*	818	849
Rest of the World	532	586
Total Generic Medicines	2,398	2,328
Specialty Medicines
United States	1,530	1,480
Europe*	482	448
Rest of the World	102	124
Total Specialty	2,114	2,052
Other Revenues
United States	51	68
Europe*	207	197
Rest of the World	231	256
Total Other Revenues	489	521
Total Revenues	$5,001	$4,901

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines were as follows:

	Three months ended March 31,
	2014	2013

	U.S. $ in millions

CNS	$1,413	$1,359
Copaxone®	1,070	1,064
Azilect®	114	93
Nuvigil®	101	83
Oncology	262	239
Treanda®	180	171
Respiratory	230	234
ProAir®	114	88
Qvar®	71	94
Women's health	124	124
Other Specialty	85	96
Total Specialty Medicines	$2,114	$2,052